CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 409,049	$ 245,274	$ 136,375
Cost of revenue (including related party costs of $53,861, $90,315 and $129,629 for the years ended December 31, 2020, 2021 and 2022, respectively)	250,871	153,841	92,902
Gross profit	158,178	91,433	43,473
Operating expenses:
Research and development	81,206	29,761	15,400
Sales and marketing	206,100	104,687	9,838
General and administrative	60,196	22,643	9,822
Total operating expenses	347,502	157,091	35,060
Operating profit (loss)	(189,324)	(65,658)	8,413
Financial expenses, net	12,093	8,570	4,339
Profit (loss) before income taxes	(201,417)	(74,228)	4,074
Provision for income taxes (benefits)	(6,012)	705	160
Net profit (loss)	(195,405)	(74,933)	3,914
Undistributed earnings attributable to participating securities	0	0	3,189
Net earnings (loss) attributable to ordinary shareholders	$ (195,405)	$ (74,933)	$ 725
Net earnings (loss) per share attributable to ordinary shareholders, basic	$ (1.24)	$ (0.74)	$ 0.03
Net earnings (loss) per share attributable to ordinary shareholders, diluted	$ (1.24)	$ (0.74)	$ 0.03
Weighted-average shares used in computing net earnings (losses) per share attributable to ordinary shareholders, basic	157,691,173	101,737,026	21,120,208
Weighted-average shares used in computing net earnings (losses)per share attributable to ordinary shareholders, diluted	157,691,173	101,737,026	28,637,801